UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

November 30, 2009

Nuveen Georgia Municipal Bond Fund	Nuveen Louisiana Municipal Bond Fund	Nuveen North Carolina Municipal Bond Fund	Nuveen Tennessee Municipal Bond Fund

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Chairman’s

Letter to Shareholders

Dear Shareholder,

The financial markets in which your Fund operates continue to reflect the larger economic crosscurrents. The illiquidity that infected global credit markets over the last year continues to recede but there is concern about the impact of a reduction in official liquidity support programs. The major institutions that are the linchpin of the international financial system have strengthened their capital structures, but many still struggle with losses in their various portfolios. Global trends include increasing trade and concern about the ability of the U.S. government to address its substantial budgetary deficits.

While the fixed-income and equity markets have recovered from the lows recorded in the first quarter of 2009, identifying those developments that will define the future is never easy, and rarely is it more difficult than at present. A fundamental component of a successful investment program is a commitment to remain focused on long-term investment goals even during periods of heightened market uncertainty. Another component is to re-evaluate investment disciplines and tactics and to confirm their validity following periods of extreme volatility and market dislocation, such as we have recently experienced. Your Board carried out an intensive review of investment performance with these objectives in mind during April and May of 2009 as part of the annual management contract renewal process. Confirming the appropriateness of a long term investment strategy is as important for our shareholders as it is for our professional investment managers. For that reason, I again encourage you to remain in communication with your financial consultant on this subject.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Nuveen Fund Board

January 20, 2010

Nuveen Investments	1

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Portfolio managers Scott Romans and Daniel Close examine key investment strategies and the six-month performance of the Nuveen Georgia, Louisiana, North Carolina and Tennessee Municipal Bond Funds. Scott, who has nine years of investment experience, began managing the Louisiana Fund in 2003. Dan has ten years of investment experience and began managing the Georgia, North Carolina and Tennessee Funds in 2007.

How did the Funds perform during the six-month period ending November 30, 2009?

The table on page three provides Class A Share total returns for the four Funds for the six-month, one-year, five-year and ten-year periods ending November 30, 2009. Each Fund’s total returns are compared with the performance of their corresponding Lipper peer fund category average, the national Barclays Capital Municipal Bond Index, the Standard & Poor’s (S&P) National Municipal Bond Index and their respective S&P state municipal bond index.

The Georgia Fund’s Class A Shares at net asset value outperformed its Lipper peer group average — the Lipper Georgia Municipal Debt Funds Average — but trailed the national S&P and Barclays Capital municipal bond indexes as well as the S&P Georgia Municipal Bond Index. The North Carolina Fund’s Class A Shares at net asset value modestly surpassed the results of the S&P North Carolina Municipal Bond Index but underperformed its Lipper average along with the S&P and Barclays Capital national municipal bond indexes. The Louisiana Fund’s Class A Shares at net asset value outperformed all of its points of comparison — the Lipper Other States Municipal Debt Funds Average, the S&P National Municipal Bond Fund Index and the Barclays Capital Municipal Bond Index. In contrast, the Tennessee Fund’s Class A Shares at net asset value underperformed the Lipper Other States Municipal Debt Funds Average and the national S&P and Barclays Capital indexes. The factors determining the performance of each Fund are discussed later in this report.

2	Nuveen Investments

1	The Standard & Poor’s (S&P) Georgia Municipal Bond Index is a market valueweighted index designed to measure the performance of the investment-grade Georgia municipal bond market. The Standard & Poor’s (S&P) North Carolina Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment-grade North Carolina municipal bond market. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment. The Standard & Poor’s (S&P) National Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment grade municipal bond market. The index does not reflect any initial or ongoing expenses and are not available for direct investment.

2	The Lipper category averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper Other States Municipal Debt Funds Average contained 128, 128, 114 and 104 funds for the six-month, one-year, five-year and ten year periods, respectively, ended November 30, 2009. The Lipper Georgia Municipal Debt Funds Average had 18, 18, 15 and 13 funds and the Lipper North Carolina Municipal Debt Funds Average had 27, 27, 21 and 19 funds respectively. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Average.

3	The Barclays Capital Municipal Bond Index is an unmanaged index containing a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

Class A Shares – Average Annual Total Returns

As of 11/30/09

	Cumulative Six-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Georgia Municipal Bond Fund
A Shares at NAV	4.51%	15.33%	3.23%	4.83%
A Shares at Offer	0.12%	10.45%	2.36%	4.38%
Standard & Poor’s (S&P) Georgia Municipal Bond Index[1]	4.64%	15.01%	4.21%	5.52%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.15%	14.83%	4.34%	5.58%
Lipper Georgia Municipal Debt Funds Average[2]	4.43%	16.49%	3.24%	4.67%
Barclays Capital Municipal Bond Index[3]	4.75%	14.19%	4.51%	5.64%
Nuveen Louisiana Municipal Bond Fund
A Shares at NAV	6.42%	14.33%	2.94%	4.67%
A Shares at Offer	1.92%	9.50%	2.06%	4.23%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.15%	14.83%	4.34%	5.58%
Lipper Other States Municipal Debt Funds Average[2]	4.72%	15.47%	3.32%	4.52%
Barclays Capital Municipal Bond Index[3]	4.75%	14.19%	4.51%	5.64%
Nuveen North Carolina Municipal Bond Fund
A Shares at NAV	5.04%	15.65%	3.78%	5.20%
A Shares at Offer	0.62%	10.76%	2.90%	4.75%
Standard & Poor’s (S&P) North Carolina Municipal Bond Index[1]	4.27%	13.80%	4.76%	5.93%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.15%	14.83%	4.34%	5.58%
Lipper North Carolina Municipal Debt Funds Average[2]	5.58%	17.10%	3.27%	4.57%
Barclays Capital Municipal Bond Index[3]	4.75%	14.19%	4.51%	5.64%
Nuveen Tennessee Municipal Bond Fund
A Shares at NAV	4.58%	14.59%	4.16%	5.33%
A Shares at Offer	0.17%	9.76%	3.27%	4.88%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.15%	14.83%	4.34%	5.58%
Lipper Other States Municipal Debt Funds Average[2]	4.72%	15.47%	3.32%	4.52%
Barclays Capital Municipal Bond Index[3]	4.75%	14.19%	4.51%	5.64%

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Returns at NAV would be lower if the sales charge were included. Class A Shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Nuveen Investments	3

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

All of the Funds continued to employ the same fundamental investment strategies and tactics used in previous years, although our ability to implement those strategies depended on the individual characteristics of the portfolios as well as market conditions within each state.

Nuveen Georgia, North Carolina and Tennessee Municipal Bond Funds

In our last report, we discussed how securities with better credit quality and shorter durations (meaning bonds with less price sensitivity to changes in interest rates) were the best performers in a weak market environment for municipal bonds. During this six-month period, however, the opposite was true — generally speaking, the issues that fared the best were those with lower credit ratings and longer durations.

As a result, credit-quality allocation had a positive influence on the Georgia Fund’s performance. We had a relative overweight weighting in lower-rated bonds, in part because we took advantage of low valuations in the late-2008 and early-2009 market downturn. At that time, we bought a number of credits that we believed were fundamentally sound but priced at undeservedly low levels. As the market bounced back throughout most of 2009, we continued to hold onto these positions, which performed particularly well. Our credit-quality allocation was comparatively less favorable for the North Carolina and Tennessee Funds. The North Carolina portfolio was underexposed relative to the national municipal market in lower-rated bonds — positioning that was unhelpful when weaker-quality issues rallied. Meanwhile, the Tennessee Fund was overweighted in bonds with the highest credit ratings, hampering our results.

To varying extents, all three of these Funds benefited from their duration positioning. Compared to the national municipal bond market, the Georgia and North Carolina Funds had an overweight exposure to longer-dated bonds — which did the best overall — while all of the portfolios were underweighted in securities on the weaker-performing short end of the yield curve. The North Carolina Fund was further helped by its exposure to intermediate-maturity bonds, which did well as a group. Although duration was a positive factor overall for the Tennessee Fund, an underweighting in longer bonds moderated this favorable impact.

Other positive influences on the Funds’ performance included overweightings in the strong-performing health care sector as well as being underexposed to tax-supported bonds. These bonds, because of their generally high credit quality, lagged the national market. The Georgia Fund further benefited from its tax-increment-finance district bonds, while the Tennessee Fund was helped by the performance of its industrial development revenue bond holdings as well as its prepaid-gas bond positions.

Changes to the Georgia Fund’s portfolio were fairly modest during the period. With very limited supply of municipal bonds available, few compelling buying opportunities presented themselves. We also felt that the Fund was relatively well positioned going into the period, further reducing the need for substantial changes. Our relatively few purchases included an uninsured but higher-rated health care bond issue, two smaller

4	Nuveen Investments

uninsured health care bond deals and a higher-education bond issue. In our view, all of these securities offered good tradeoffs between their return potential and their risk. Sale activity was similarly quiet. It included one bond issue whose fundamentals we felt were deteriorating as well as a smaller bond deal whose structural features made them relatively desirable to individual investors — the primary source of demand for tax-exempt bonds during the period. Along with a small amount of bond call activity, the proceeds of these sales helped us fund our modest purchase activity.

We were considerably more active in purchasing new bonds for the North Carolina Fund, in large part because of significant new inflows of assets that needed to be invested. Our purchases included several highly rated water/sewer bond issues as well as two lower-investment-grade-rated electric utility bonds. Our largest purchase consisted of North Carolina Turnpike Authority bonds to help finance the new Triangle Expressway toll road. We felt that these bonds — which we began buying in early July and continued to add to our position through mid-August — offered a desirable structure and high levels of income. We also believed they had the potential to continue improving in credit quality over time and generate favorable long-term performance for our shareholders.

Similar to the Georgia Fund, we funded our purchases in part through the sale of bonds with structures that typically appeal to individual investors — relatively liquid intermediate- or longer-dated bonds selling at a slight discount. We also reduced our stake in two continuing care retirement community (CCRC) bond issues and sold another outright because of our concerns about their declining credit quality and future performance potential. Bond calls provided additional proceeds to fund our new investments.

Like the North Carolina Fund, the Tennessee Fund received a significant amount of new investment activity. Unlike in North Carolina, however, we did not make a large number of purchases because of the typically low issuance of Tennessee municipal debt. Because of the often-limited supply, investors must take advantage of new opportunities as they become available rather than simply waiting for bonds with certain desired characteristics. Among the bonds we found suitable for purchase were several longer-dated water/sewer bonds, a GNMA housing bond deal and an insured health care issue.

Sale activity in the Tennessee Fund was limited as well. To fund our relatively few purchases, we used the proceeds of called bonds as well as new investment inflows. We also opted to swap some of our prepaid-gas bonds. As we discussed in our last report to shareholders, prepaid-gas debt makes up a significant portion of the Tennessee municipal bond universe. These bonds were hit particularly hard during the market downturn, and prior to this period, we saw opportunities to establish a significant position in this sector at prices we felt were very attractive. These holdings continued to rally, contributing nicely to the Fund’s total returns. Prepaid-gas bonds are backed by large financial institutions and performed better as optimism returned to Wall Street. We exchanged bonds backed by Goldman Sachs in favor of others backed by Merrill Lynch, which did not appreciate to the same extent and which we felt offered better future total-return prospects. While our gas-prepaid bond exposure remained essentially steady, we remained modestly underweighted in the sector compared to the overall Tennessee municipal market.

Nuveen Investments	5

Nuveen Louisiana Municipal Bond Fund

The Louisiana Fund saw the biggest positive performance contribution from its credit-quality exposure. Specifically, compared with the S&P national municipal bond market, the portfolio had a significantly higher weighting in BBB-rated bonds. This added exposure to lower-rated issues, as well as to AA-rated and A-rated securities, helped greatly as the economic environment improved, investors were more willing to invest in riskier bonds. To a much more modest extent, the Fund also benefited from its yield-curve positioning, as we tended to run with higher relative exposures to longer duration securities.

Another positive performance factor was the Fund’s allocation to industrial development revenue bonds, which are more widely issued in Louisiana than many other states. Because these bonds generally come to market lower-rated, they benefited from investors’ heightened risk tolerance. To a lesser extent, the Fund benefited from its allocation to the health care sector — our hospital bonds did well overall, although that positive impact was tempered by generally unfavorable results from the portfolio’s life-care bonds, also known as CCRCs. Other sector-related positives included an underweighting in tax-supported bonds — which lagged because of their generally high credit quality — and the Fund’s exposure to housing issues, which did well overall.

Despite relatively limited supply, we were fairly active in our purchase activity. New bonds included several general obligation issues for the City of New Orleans purchased through the secondary municipal market, some hospital debt insured by the Federal Housing Authority (FHA) and an uninsured hospital bond opportunity. To fund these purchases, we used the proceeds of bond calls and new investment activity into the Fund.

When adding new bonds, our primary criterion was to invest in securities that we felt were appropriately priced relative to their credit risk. Most of our purchases were of higher-rated bonds. Despite the nationwide economic downturn, Louisiana actually found itself in better shape than many other states because of ongoing construction activity following Hurricane Katrina. While the impact of the rebuilding efforts helped shelter the state from the worst of the recession, it also highlights the need for thorough fundamental research before making any purchases. We were careful to invest only in those bonds we felt confident were of sound credit quality and could continue to meet their long-term financial obligations.

Dividend Information

The Class B Shares of the Louisiana Fund experienced a dividend reduction in November 2009. The Class I Shares of the Louisiana and North Carolina Funds saw an increase to its monthly dividend in August and November 2009, respectively. There were no other dividend changes to any of the Funds during the six month period.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve

6	Nuveen Investments

as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2009, all four Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial statement purposes.

Nuveen Investments	7

Fund Spotlight as of 11/30/09 Nuveen Georgia Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FGATX	NMUBX	FGACX	FGARX
NAV	$10.51	$10.55	$10.49	$10.49
Latest Monthly Dividend[1]	$0.0365	$0.0305	$0.0320	$0.0385
Inception Date	3/27/86	2/18/97	1/04/94	2/14/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	15.33%	10.45%
5-Year	3.23%	2.36%
10-Year	4.83%	4.38%

B Shares	w/o CDSC	w/CDSC
1-Year	14.58%	10.58%
5-Year	2.50%	2.32%
10-Year	4.24%	4.24%

C Shares	NAV
1-Year	14.87%
5-Year	2.68%
10-Year	4.27%

I Shares	NAV
1-Year	15.76%
5-Year	3.47%
10-Year	5.06%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	4.17%	3.99%
30-Day Yield[2]	3.39%	—
SEC 30-Day Yield[2,3]	—	3.25%
Taxable-Equivalent Yield[3,4]	5.01%	4.80%

B Shares	NAV
Dividend Yield[2]	3.47%
30-Day Yield[2]	2.62%
Taxable-Equivalent Yield[4]	3.87%

C Shares	NAV
Dividend Yield[2]	3.66%
30-Day Yield[2]	2.82%
Taxable-Equivalent Yield[4]	4.17%

I Shares	NAV
Dividend Yield[2]	4.40%
SEC 30-Day Yield[2]	3.60%
Taxable-Equivalent Yield[4]	5.32%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	15.51%	10.63%
5-Year	3.01%	2.13%
10-Year	5.02%	4.57%

B Shares	w/o CDSC	w/CDSC
1-Year	14.64%	10.64%
5-Year	2.30%	2.12%
10-Year	4.42%	4.42%

C Shares	NAV
1-Year	14.94%
5-Year	2.48%
10-Year	4.45%

I Shares	NAV
1-Year	15.70%
5-Year	3.23%
10-Year	5.23%

Portfolio Statistics
Net Assets ($000)	$195,480
Average Effective Maturity on Securities (Years)	16.24
Average Duration	6.43

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.83%	5/31/09
Class B	1.58%	5/31/09
Class C	1.38%	5/31/09
Class I	0.63%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a federal income tax rate of 32.3%.

8	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Georgia Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/General	21.7%
Water and Sewer	16.6%
Health Care	14.3%
U.S. Guaranteed	11.3%
Tax Obligation/Limited	10.0%
Education and Civic Organizations	8.8%
Utilities	6.5%
Other	10.8%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,045.10	$1,042.30	$1,043.50	$1,047.40	$1,020.81	$1,017.05	$1,018.05	$1,021.81
Expenses Incurred During Period	$4.36	$8.19	$7.17	$3.34	$4.31	$8.09	$7.08	$3.29

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Investments	9

Fund Spotlight as of 11/30/09 Nuveen Louisiana Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FTLAX	FTLBX	FTLCX	FTLRX
NAV	$10.36	$10.35	$10.33	$10.39
Latest Monthly Dividend[1]	$0.0390	$0.0325	$0.0345	$0.0410
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0294	$0.0294	$0.0294	$0.0294
Inception Date	9/12/89	2/06/97	2/02/94	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	14.33%	9.50%
5-Year	2.94%	2.06%
10-Year	4.67%	4.23%

B Shares	w/o CDSC	w/CDSC
1-Year	13.49%	9.49%
5-Year	2.18%	2.01%
10-Year	4.05%	4.05%

C Shares	NAV
1-Year	13.75%
5-Year	2.38%
10-Year	4.10%

I Shares	NAV
1-Year	14.63%
5-Year	3.09%
10-Year	4.90%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.52%	4.33%
30-Day Yield[3]	4.37%	—
SEC 30-Day Yield[3,4]	—	4.19%
Taxable-Equivalent Yield[4,5]	6.35%	6.09%

B Shares	NAV
Dividend Yield[3]	3.77%
30-Day Yield[3]	3.62%
Taxable-Equivalent Yield[5]	5.26%

C Shares	NAV
Dividend Yield[3]	4.01%
30-Day Yield[3]	3.82%
Taxable-Equivalent Yield[5]	5.55%

I Shares	NAV
Dividend Yield[3]	4.74%
SEC 30-Day Yield[3]	4.54%
Taxable-Equivalent Yield[5]	6.60%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	18.47%	13.53%
5-Year	2.79%	1.91%
10-Year	4.86%	4.42%

B Shares	w/o CDSC	w/CDSC
1-Year	17.73%	13.73%
5-Year	2.04%	1.87%
10-Year	4.25%	4.25%

C Shares	NAV
1-Year	17.89%
5-Year	2.24%
10-Year	4.29%

I Shares	NAV
1-Year	18.78%
5-Year	2.95%
10-Year	5.10%

Portfolio Statistics
Net Assets ($000)	$91,675
Average Effective Maturity on Securities (Years)	17.51
Average Duration	6.42

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.87%	5/31/09
Class B	1.61%	5/31/09
Class C	1.42%	5/31/09
Class I	0.70%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Paid December 5, 2008. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a federal income tax rate of 31.2%.

10	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Louisiana Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	26.1%
Health Care	21.4%
Tax Obligation/General	9.8%
Education and Civic Organizations	8.9%
Housing/Single Family	8.9%
Utilities	6.7%
Consumer Staples	5.8%
Other	12.4%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,064.20	$1,060.50	$1,061.60	$1,065.20	$1,020.76	$1,017.00	$1,018.00	$1,021.71
Expenses Incurred During Period	$4.45	$8.32	$7.29	$3.47	$4.36	$8.14	$7.13	$3.40

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .86%, 1.61%, 1.41% and .67% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Investments	11

Fund Spotlight as of 11/30/09 Nuveen North Carolina Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FLNCX	FBNCX	FCNCX	FCNRX
NAV	$10.32	$10.34	$10.32	$10.35
Latest Monthly Dividend[1]	$0.0335	$0.0275	$0.0290	$0.0355
Inception Date	3/27/86	2/25/97	10/04/93	2/05/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	15.65%	10.76%
5-Year	3.78%	2.90%
10-Year	5.20%	4.75%

B Shares	w/o CDSC	w/CDSC
1-Year	14.79%	10.79%
5-Year	3.00%	2.82%
10-Year	4.58%	4.58%

C Shares	NAV
1-Year	14.90%
5-Year	3.20%
10-Year	4.62%

I Shares	NAV
1-Year	15.81%
5-Year	3.98%
10-Year	5.40%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	3.90%	3.73%
30-Day Yield[2]	3.28%	—
SEC 30-Day Yield[2,3]	—	3.14%
Taxable-Equivalent Yield[3,4]	4.94%	4.73%

B Shares	NAV
Dividend Yield[2]	3.19%
30-Day Yield[2]	2.53%
Taxable-Equivalent Yield[4]	3.81%

C Shares	NAV
Dividend Yield[2]	3.37%
30-Day Yield[2]	2.73%
Taxable-Equivalent Yield[4]	4.11%

I Shares	NAV
Dividend Yield[2]	4.12%
SEC 30-Day Yield[2]	3.48%
Taxable-Equivalent Yield[4]	5.24%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	14.95%	10.13%
5-Year	3.64%	2.75%
10-Year	5.39%	4.94%

B Shares	w/o CDSC	w/CDSC
1-Year	14.21%	10.21%
5-Year	2.87%	2.70%
10-Year	4.77%	4.77%

C Shares	NAV
1-Year	14.45%
5-Year	3.08%
10-Year	4.82%

I Shares	NAV
1-Year	15.23%
5-Year	3.85%
10-Year	5.61%

Portfolio Statistics
Net Assets ($000)	$412,301
Average Effective Maturity on Securities (Years)	17.07
Average Duration	6.03

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.81%	5/31/09
Class B	1.56%	5/31/09
Class C	1.36%	5/31/09
Class I	0.61%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a federal income tax rate of 33.6%.

12	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen North Carolina Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	25.3%
Water and Sewer	18.2%
Health Care	12.1%
Utilities	10.5%
Education and Civic Organizations	9.5%
Transportation	9.1%
U.S. Guaranteed	4.7%
Other	10.6%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,050.40	$1,046.60	$1,046.60	$1,051.20	$1,020.91	$1,017.15	$1,018.15	$1,021.91
Expenses Incurred During Period	$4.27	$8.11	$7.08	$3.24	$4.20	$7.99	$6.98	$3.19

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .83%, 1.58%, 1.38% and .63% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Investments	13

Fund Spotlight as of 11/30/09 Nuveen Tennessee Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FTNTX	FMTBX	FTNCX	FTNRX
NAV	$11.18	$11.19	$11.18	$11.17
Latest Monthly Dividend[1]	$0.0375	$0.0310	$0.0325	$0.0395
Latest Capital Gain and Ordinary IncomeDistribution[2]	$0.0697	$0.0697	$0.0697	$0.0697
Inception Date	11/02/87	2/25/97	10/04/93	2/06/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	14.59%	9.76%
5-Year	4.16%	3.27%
10-Year	5.33%	4.88%

B Shares	w/o CDSC	w/CDSC
1-Year	13.75%	9.75%
5-Year	3.39%	3.22%
10-Year	4.70%	4.70%

C Shares	NAV
1-Year	13.97%
5-Year	3.61%
10-Year	4.76%

I Shares	NAV
1-Year	14.74%
5-Year	4..36%
10-Year	5.53%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.03%	3.86%
30-Day Yield[3]	3.06%	—
SEC 30-Day Yield[3,4]	—	2.93%
Taxable-Equivalent Yield[4,5]	4.52%	4.33%

B Shares	NAV
Dividend Yield[3]	3.32%
30-Day Yield[3]	2.31%
Taxable-Equivalent Yield[5]	3.41%

C Shares	NAV
Dividend Yield[3]	3.49%
30-Day Yield[3]	2.53%
Taxable-Equivalent Yield[5]	3.74%

I Shares	NAV
Dividend Yield[3]	4.24%
SEC 30-Day Yield[3]	3.26%
Taxable-Equivalent Yield[5]	4.82%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	13.61%	8.85%
5-Year	3.99%	3.10%
10-Year	5.50%	5.05%

B Shares	w/o CDSC	w/CDSC
1-Year	12.69%	8.69%
5-Year	3.20%	3.03%
10-Year	4.88%	4.88%

C Shares	NAV
1-Year	12.90%
5-Year	3.41%
10-Year	4.93%

I Shares	NAV
1-Year	13.76%
5-Year	4.10%
10-Year	5.71%

Portfolio Statistics
Net Assets ($000)	$363,328
Average Effective Maturity on Securities (Years)	15.00
Average Duration	5.10

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.83%	5/31/09
Class B	1.57%	5/31/09
Class C	1.38%	5/31/09
Class I	0.63%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Paid December 5, 2008. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a federal income tax rate of 32.3%.

14	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Tennessee Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Utilities	17.9%
Tax Obligation/General	17.6%
U.S. Guaranteed	17.6%
Water and Sewer	15.1%
Health Care	14.0%
Housing/Single Family	3.9%
Other	13.9%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,045.80	$1,043.00	$1,043.90	$1,046.90	$1,020.96	$1,017.20	$1,018.20	$1,021.91
Expenses Incurred During Period	$4.21	$8.04	$7.02	$3.23	$4.15	$7.94	$6.93	$3.19

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .82%, 1.57%, 1.37% and .63% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 8.7%

$1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	$1,041,880

3,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	A1	2,914,140

1,700	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/23 – SYNCORA GTY Insured	8/14 at 100.00	A1	1,769,751

1,040	Carrollton Payroll Development Authority, Georgia, Revenue Anticipation Certificates, University of West Georgia, Campus Center Project, Series 2004, 5.250%, 8/01/23 – NPFG Insured	8/14 at 100.00	A1	1,080,882

3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.125%, 10/01/32 – AMBAC Insured	4/12 at 100.00	N/R	2,958,090

1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/17 – NPFG Insured	5/14 at 100.00	Aa3	2,081,110

5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	5,188,050
16,575	Total Education and Civic Organizations			17,033,903
	Energy – 0.5%

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	999,500
	Health Care – 14.2%

3,150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	12/09 at 101.00	BB+	2,549,169

2,200	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	AA	2,202,508

1,415	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center Project, Series 1999, 5.250%, 1/01/29 – MBIA Insured	1/10 at 100.50	AA	1,422,344

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BBB–	1,897,253
700	5.000%, 12/01/26	12/14 at 100.00	BBB–	645,659

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – NPFG Insured	7/13 at 101.00	Aa3	1,186,575

1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 – NPFG Insured	7/14 at 101.00	Aa2	1,681,761

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A2	2,414,150
2,000	5.250%, 10/01/42	10/17 at 100.00	A2	1,909,640

2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	1,967,814

2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	N/R	2,307,290

	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System Inc., Series 1999:
250	6.700%, 7/01/16	7/11 at 100.00	N/R	249,403
2,250	6.500%, 7/01/27	1/10 at 102.00	N/R	2,019,870

3,250	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	Baa1	3,133,650

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	$2,107,080
28,885	Total Health Care			27,694,166
	Housing/Multifamily – 2.3%

3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa3	3,110,021

1,400	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest Apartments, Series 2001A-1, 5.550%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,385,062
5,015	Total Housing/Multifamily			4,495,083
	Housing/Single Family – 0.7%

1,325	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	1,341,788
	Industrials – 1.2%

2,500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	2,380,275
	Materials – 1.5%

2,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	1,964,680

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	1,039,190
3,000	Total Materials			3,003,870
	Tax Obligation/General – 21.6%

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,428,825

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	3,726,205

7,760	Douglas County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 4/01/25 – FSA Insured	4/17 at 100.00	AAA	8,487,576

5,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds, Series 2006A, 5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	3,752,750

3,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 – NPFG Insured	2/15 at 100.00	AA+	3,199,860

500	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	557,265

280	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	313,480

2,500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	2,940,025

5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	5,377,593

1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, Trust 2868, 13.357% 2/01/36 (IF)	2/18 at 100.00	AAA	1,962,276

5,165	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	A+	5,221,040

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
710	4.750%, 2/01/29	2/17 at 100.00	AA+	725,095
2,425	5.000%, 2/01/33	2/17 at 100.00	AA+	2,479,053

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General (continued)

$2,200	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R		$2,071,586
41,330	Total Tax Obligation/General				42,242,629
	Tax Obligation/Limited – 10.0%

3,235	Atlanta, Georgia, Downtown Development Authority, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	6/16 at 100.00	A1		3,267,156

	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
200	5.250%, 12/01/22	No Opt. Call	AAA		210,180
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AAA		1,463,424

1,245	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R		1,290,430

1,575	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.600%, 1/01/30	7/15 at 100.00	N/R		1,383,559

195	Burke County Development Authority, Georgia, Industrial Development Revenue Bonds, Georgia Safe Corporation Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)	2/10 at 100.00	N/R		194,569

960	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA		1,041,370

110	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+		128,883

45	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	A		48,396

5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University – TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 – AMBAC Insured	9/11 at 102.00	N/R		5,002,950

1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/12 at 101.00	A		1,690,627

2,765	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA		3,195,815

500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa3		595,485
18,855	Total Tax Obligation/Limited				19,512,844
	Transportation – 4.5%

1,000	Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 5.250%, 1/01/10 – AMBAC Insured	12/09 at 100.00	A+		1,003,920

7,835	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – FSA Insured	1/15 at 100.00	AAA		7,823,795
8,835	Total Transportation				8,827,715
	U.S. Guaranteed – 11.2% (4)

3,750	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R	(4)	4,243,538

1,355	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11)	6/11 at 102.00	Aa3	(4)	1,477,384

2,110	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20 (Pre-refunded 10/01/10)	10/10 at 101.00	A–	(4)	2,226,345

3,085	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R	(4)	3,298,112

5,000	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – MBIA Insured	2/12 at 102.00	Aaa		5,599,849

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,000	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – MBIA Insured (ETM)	No Opt. Call	A	(4)	$1,188,800

2,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%, 7/01/29 (Pre-refunded 1/01/10) – NPFG Insured	1/10 at 101.00	Aa3	(4)	2,028,560

1,675	Summerville, Georgia, Combined Public Utility System Revenue Refunding and Improvement Bonds, Series 2002, 5.750%, 1/01/22 (Pre-refunded 1/01/12)	1/12 at 101.00	Baa3	(4)	1,863,957
19,975	Total U.S. Guaranteed				21,926,545
	Utilities – 6.5%

465	Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 3/01/21 – NPFG Insured	3/12 at 100.00	Baa1		466,488

3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – NPFG Insured	1/17 at 100.00	A		3,060,840

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+		1,720,155

1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/12 – FSA Insured	1/10 at 100.00	AAA		1,085,720

	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation – Scherer Plant, Series 1992A:
500	6.750%, 1/01/10	No Opt. Call	A		502,135
1,000	6.800%, 1/01/12	No Opt. Call	A		1,092,360

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	A		317,712

1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A		1,296,349

3,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – NPFG Insured	1/13 at 100.00	A		3,090,570
12,815	Total Utilities				12,632,329
	Water and Sewer – 16.5%

5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A		5,269,249

250	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 – FSA Insured	10/12 at 100.00	AAA		256,290

	Brunswick, Georgia, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 1992:
215	6.000%, 10/01/11 – NPFG Insured	No Opt. Call	A		225,980
400	6.100%, 10/01/19 – NPFG Insured	No Opt. Call	A		458,508

800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – FSA Insured	8/18 at 100.00	AAA		814,024

	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004:
1,000	5.000%, 6/01/20 – FSA Insured	6/14 at 100.00	AAA		1,086,370
1,000	5.000%, 6/01/22 – FSA Insured	6/14 at 100.00	AAA		1,071,460

1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 – FSA Insured	12/15 at 100.00	Aa3		1,036,740

145	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aa3		152,092

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,100	5.000%, 6/01/32	6/18 at 100.00	Aa3		1,133,803
3,760	5.000%, 6/01/37	6/18 at 100.00	Aa3		3,830,387

1,000	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – FSA Insured	10/16 at 100.00	AAA		1,037,130

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	AA+		2,648,900

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – NPFG Insured	12/15 at 100.00	AA–	$1,036,150

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	AA–	1,799,371

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – FSA Insured	4/17 at 100.00	AAA	2,297,313

970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 – FGIC Insured	1/14 at 100.00	AA–	1,004,018

5,000	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.375%, 10/01/18	10/11 at 101.00	AA	5,366,999

1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – FSA Insured	No Opt. Call	AAA	1,160,810

465	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – FSA Insured	2/18 at 100.00	Aa3	471,194
30,640	Total Water and Sewer			32,156,788
$190,750	Total Investments (cost $191,960,888) – 99.4%			194,247,435
	Floating Rate Obligations – (1.7)%			(3,380,000)
	Other Assets Less Liabilities – 2.3%			4,612,985
	Net Assets – 100%			$195,480,420

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.5%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$3,235	5.500%, 5/15/30	5/11 at 101.00	BBB	$3,210,576
2,000	5.875%, 5/15/39	5/11 at 101.00	BBB	1,786,660
5,235	Total Consumer Staples			4,997,236
	Education and Civic Organizations – 8.4%

1,500	Calcasieu Parish Public Trust Authority, Louisiana, Student Housing Lease Revenue Bonds, McNeese State University, Series 2001, 5.250%, 5/01/33 – NPFG Insured	5/11 at 101.00	A	1,428,135

2,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2002, 5.000%, 10/01/22 – NPFG Insured	10/12 at 102.00	A	2,071,200

1,675	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing Facilities Inc., Series 2004A, 5.000%, 8/01/27 – NPFG Insured	8/14 at 100.00	Baa1	1,636,458

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	BBB–	2,519,850
8,175	Total Education and Civic Organizations			7,655,643
	Energy – 0.4%

500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 1998, 5.200%, 10/01/18	4/10 at 100.00	A	500,330
	Health Care – 20.0%

3,400	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	Aa1	3,627,256

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – FSA Insured	No Opt. Call	AAA	2,005,416

	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A:
1,000	6.375%, 7/01/30	7/14 at 100.00	A+	1,033,350
2,000	5.250%, 8/15/32	8/15 at 100.00	A+	1,850,060

2,300	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	2/10 at 101.00	Ba1	1,716,605

2,550	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A	2,609,262

5,050	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	A3	4,553,030

1,000	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Series 1998, 5.375%, 4/01/28 – AMBAC Insured	4/10 at 100.00	A	969,880
19,100	Total Health Care			18,364,859
	Housing/Multifamily – 1.2%

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/12 at 105.00	Aaa	1,072,760
	Housing/Single Family – 8.3%

845	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aaa	875,986

895	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 2001A, 6.050%, 4/01/32 (Alternative Minimum Tax)	4/11 at 105.00	Aaa	938,837

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$330	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	4/10 at 101.00	Aaa	$344,444

1,865	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aaa	1,956,441

210	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)	6/10 at 105.00	Aaa	213,606

845	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006C, 5.000%, 6/01/33	6/16 at 103.00	Aaa	873,941

1,265	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Program Series 2009A, 5.250%, 12/01/40	6/19 at 100.00	Aaa	1,281,053

65	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22	12/09 at 100.00	Aaa	65,644

50	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17 (Alternative Minimum Tax)	12/09 at 100.00	Aaa	51,696

155	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1996A, 6.100%, 12/01/29 (Alternative Minimum Tax)	12/09 at 100.00	Aaa	156,610

110	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)	12/09 at 100.00	Aaa	114,606

210	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)	12/09 at 100.50	Aaa	208,982

360	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	12/09 at 100.00	Aaa	360,076

180	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	12/09 at 100.00	Aaa	180,086
7,385	Total Housing/Single Family			7,622,008
	Long-Term Care – 3.3%

3,000	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36	3/10 at 100.00	AAA	3,002,520
	Materials – 5.0%

1,000	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Project, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	Ba1	1,010,880

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	5/10 at 100.00	BBB	1,193,538

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB	1,018,740

1,500	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB+	1,316,985
4,750	Total Materials			4,540,143
	Tax Obligation/General – 9.2%

2,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	2,208,560

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	Baa3	1,045,180

3,170	New Orleans, Louisiana, General Obligation Bonds, Series 2005, 5.250%, 12/01/25 – NPFG Insured	12/15 at 100.00	A	3,241,959

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,000	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 9/01/10 – AMBAC Insured	No Opt. Call	Baa3	$1,939,820
8,170	Total Tax Obligation/General			8,435,519
	Tax Obligation/Limited – 24.5%

335	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996C, 5.600%, 7/15/25 – MBIA Insured	1/10 at 100.00	A	303,828

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004:
2,525	5.000%, 7/15/15 – AMBAC Insured	7/14 at 101.00	BBB	2,474,020
2,000	5.000%, 7/15/21 – AMBAC Insured	7/14 at 101.00	BBB	1,778,720

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ascension Parish Library Project, Series 2005, 5.250%, 4/01/35 – AMBAC Insured	4/15 at 100.00	A	998,530

1,570	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	1,569,890

1,135	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Jefferson Parish Project, Refunding Series 2009A, 5.375%, 4/01/31	4/19 at 100.00	AA–	1,184,441

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 2003, 5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	A+	1,032,360

1,500	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – FSA Insured	5/16 at 100.00	AAA	1,536,315

13,875	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	N/R	10,026,906

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+	1,535,895
26,440	Total Tax Obligation/Limited			22,440,905
	Utilities – 6.3%

1,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured	3/10 at 102.00	BBB	1,502,685

4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 – NPFG Insured	11/14 at 100.00	A1	4,286,800
5,500	Total Utilities			5,789,485
	Water and Sewer – 1.7%
1,500	East Baton Rouge Sewage Commission, Louisiana, Revenue Bonds, Series 2009, 5.250%, 2/01/34	2/19 at 100.00	AA–	1,555,125
$90,755	Total Investments (cost $87,320,699) – 93.8%			85,976,533
	Other Assets Less Liabilities – 6.2%			5,698,806
	Net Assets – 100%			$91,675,339

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/R	Not rated.

See accompanying notes to financial statements.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.6%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$2,553,210
	Education and Civic Organizations – 9.5%

1,550	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – NPFG Insured	No Opt. Call	A1	1,774,595

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.000%, 6/01/31	6/18 at 100.00	BBB	1,003,300

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,116,400

5,000	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2006A, 5.000%, 10/01/39	10/16 at 100.00	AA+	5,149,850

1,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	983,930

1,035	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	N/R	1,076,121

1,085	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	Aa3	1,118,592

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
675	5.375%, 4/01/16 – AMBAC Insured	10/12 at 100.00	AA	737,721
670	5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	AA	696,619
90	5.000%, 4/01/27 – AMBAC Insured	10/12 at 100.00	A+	91,157

1,025	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 – AMBAC Insured	6/12 at 100.00	A2	1,114,011

445	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20	6/11 at 100.00	AA+	457,460

1,710	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	AA+	1,858,206

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aa1	3,490,040
4,265	0.000%, 8/01/18	No Opt. Call	Aa1	3,205,020
2,750	0.000%, 8/01/20	No Opt. Call	Aa1	1,860,320

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	827,783

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 – FSA Insured	4/17 at 100.00	AAA	4,191,000

1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 – AGC Insured	4/19 at 100.00	AAA	1,332,084

5,000	University of North Carolina, System Pooled Revenue Bonds, Series 2006A, 5.000%, 10/01/33 – NPFG Insured	10/16 at 100.00	A+	5,042,850
40,385	Total Education and Civic Organizations			39,127,059
	Energy – 0.4%

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	BBB	1,513,080
	Health Care – 12.1%

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
2,865	5.250%, 10/01/27	10/17 at 100.00	N/R	2,539,565
2,135	5.250%, 10/01/38	10/17 at 100.00	N/R	1,600,866

3,250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – FSA Insured	4/18 at 100.00	AAA	3,289,130

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – FSA Insured	10/19 at 100.00	AAA	$2,485,465

5,650	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 – FSA Insured	5/15 at 100.00	AAA	5,716,557

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
625	5.500%, 10/01/19 – RAAI Insured	4/10 at 101.00	BBB	626,419
1,385	5.500%, 10/01/29 – RAAI Insured	4/10 at 101.00	BBB	1,342,633

1,055	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/14	1/12 at 100.00	A	1,092,664

690	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21	1/10 at 100.00	A+	690,483

4,150	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39	11/16 at 100.00	A+	4,086,505

3,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 1999, 6.250%, 6/01/29	12/09 at 102.00	A	3,538,360

3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20	11/17 at 100.00	A–	3,640,717

500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A+	485,970

7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/17 at 100.00	A	6,959,249

750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	751,853

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
1,170	5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	A	1,096,969
2,000	5.000%, 10/01/34 – NPFG Insured	10/16 at 100.00	A	1,817,520

1,000	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas HealthCare System Health Care Refunding Revenue Bonds, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	994,030

7,550	The Charlotte-Mecklenberg Hospital Authority (North Carolina), Doing Business as Carolinas HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	7,242,487
51,340	Total Health Care			49,997,442
	Housing/Single Family – 3.7%

1,065	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	7/10 at 100.00	AA	1,065,980

745	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%, 7/01/26 (Alternative Minimum Tax)	1/10 at 100.00	AA	745,037

2,175	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%, 7/01/26 (Alternative Minimum Tax)	1/10 at 100.00	AA	2,154,773

3,155	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	AA	3,155,915

1,140	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)	1/10 at 100.00	AA	1,140,901

2,250	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	2,110,950

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$1,445	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	$1,357,664

330	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative Minimum Tax)	3/10 at 100.00	AA	335,339

660	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative Minimum Tax)	3/10 at 100.00	AA	665,980

1,240	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative Minimum Tax)	3/10 at 100.00	AA	1,283,338

795	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative Minimum Tax)	3/10 at 100.00	AA	795,405

600	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative Minimum Tax)	3/10 at 100.00	AA	590,232
15,600	Total Housing/Single Family			15,401,514
	Long-Term Care – 0.6%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	N/R	983,330

1,000	North Carolina Medical Care Commission, Revenue Bonds, Givens Estates, Series 2007, 5.000%, 7/01/33	7/17 at 102.00	N/R	841,370

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	528,522
2,600	Total Long-Term Care			2,353,222
	Materials – 0.7%

1,350	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	1,110,335

1,900	Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid Waste Disposal Revenue Bonds, Champion International Corporation, Series 1999, 6.400%, 11/01/24	11/11 at 100.00	Baa3	1,909,025
3,250	Total Materials			3,019,360
	Tax Obligation/General – 4.6%

2,340	Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24	7/12 at 100.00	AAA	2,438,069

1,875	Cumberland County, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21	2/12 at 101.00	AA+	2,025,956

1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 – FGIC Insured	2/15 at 100.00	AA+	1,258,318

	Johnston County, North Carolina, General Obligation Bonds, Series 2007:
3,510	5.000%, 2/01/23 – FGIC Insured	2/17 at 100.00	AA+	3,860,263
2,315	5.000%, 2/01/24 – FGIC Insured	2/17 at 100.00	AA+	2,533,860

	North Carolina, General Obligation Bonds, Series 2004A:
2,000	5.000%, 3/01/16	3/14 at 100.00	AAA	2,280,740
2,000	5.000%, 3/01/22	3/14 at 100.00	AAA	2,175,500

1,760	North Carolina, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19	3/15 at 100.00	AAA	1,965,797

	Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
120	5.750%, 6/01/18	12/09 at 102.00	N/R	122,600
125	5.750%, 6/01/19	12/09 at 102.00	N/R	127,684
125	5.750%, 6/01/20	12/09 at 102.00	N/R	127,664
130	5.750%, 6/01/21	12/09 at 102.00	N/R	132,756
105	5.750%, 6/01/22	12/09 at 102.00	N/R	107,220
17,495	Total Tax Obligation/General			19,156,427
	Tax Obligation/Limited – 25.3%

1,000	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	AA	1,059,650

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$4,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 7.250%, 8/01/34	8/18 at 100.00	N/R	$3,582,400

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 – AMBAC Insured	4/16 at 100.00	A–	1,542,912

	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
1,330	5.250%, 2/01/19	2/13 at 100.00	AA	1,400,078
3,990	5.000%, 2/01/22	2/13 at 100.00	AA	4,120,074

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa3	4,009,165

1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,464,204

5,000	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2005E, 5.000%, 6/01/35	6/15 at 100.00	AA+	5,072,000

2,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,532,825

1,750	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25	6/12 at 101.00	AAA	1,886,273

1,260	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2004, 5.000%, 6/01/34	6/14 at 100.00	AAA	1,302,273

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	1,200,399

2,255	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 – AMBAC Insured	12/12 at 100.00	AA–	2,496,849

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – NPFG Insured	2/15 at 100.00	AA	2,209,179
910	5.250%, 2/01/19 – NPFG Insured	2/15 at 100.00	AA	990,544

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
2,770	5.000%, 12/01/23 – FSA Insured	12/17 at 100.00	AAA	2,962,404
1,520	5.000%, 12/01/24 – FSA Insured	12/17 at 100.00	AAA	1,621,293

2,000	Hartnett County, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 – FSA Insured	12/12 at 101.00	AAA	2,102,940

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	AA–	1,299,284

1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	A1	1,942,086

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/19 – FSA Insured	4/14 at 100.00	AAA	1,846,712
1,715	5.250%, 4/01/21 – FSA Insured	4/14 at 100.00	AAA	1,823,542
715	5.250%, 4/01/22 – FSA Insured	4/14 at 100.00	AAA	757,371

1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 – AMBAC Insured	2/17 at 100.00	A–	1,293,197

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19	2/15 at 100.00	AA+	4,779,192

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21	2/14 at 100.00	AA+	2,379,240
1,000	5.000%, 2/01/22	2/14 at 100.00	AA+	1,053,510

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	4,086,075
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	4,061,213

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21	11/14 at 100.00	AA+	3,193,560

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	$2,668,700

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22	6/13 at 100.00	AA+	1,358,370

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 – AMBAC Insured	4/16 at 100.00	AA	1,171,616
1,105	5.000%, 4/01/21 – AMBAC Insured	4/16 at 100.00	AA	1,188,195

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 – NPFG Insured	4/18 at 100.00	AA–	1,330,034
1,175	5.000%, 4/01/26 – NPFG Insured	4/18 at 100.00	AA–	1,228,698
1,395	5.000%, 4/01/27 – NPFG Insured	4/18 at 100.00	AA–	1,450,828
1,240	5.000%, 4/01/28 – NPFG Insured	4/18 at 100.00	AA–	1,281,751

	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B:
1,415	5.000%, 4/01/20 – AMBAC Insured	4/14 at 100.00	AA–	1,478,477
1,415	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	AA–	1,467,893
1,415	5.000%, 4/01/22 – AMBAC Insured	4/14 at 100.00	AA–	1,462,091

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	4,435,325

1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 101.00	A–	1,043,190

665	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	AA–	707,939

1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	Aa3	1,047,380

3,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA	4,077,396

1,000	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA	1,020,050

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	A2	1,752,513

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AAA	1,709,850

2,350	Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20	6/11 at 101.00	AA+	2,484,914
99,565	Total Tax Obligation/Limited			104,435,654
	Transportation – 9.1%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28 – NPFG Insured (Alternative Minimum Tax)	1/10 at 101.00	A+	6,063,300

900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A+	964,593

5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	A+	5,031,150

8,650	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AAA	9,125,143

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
20,640	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AAA	4,051,426
19,700	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AAA	3,613,768
14,335	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AAA	2,463,326

710	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	1/10 at 101.00	AAA	717,732

2,750	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 7/01/15 – FSA Insured	7/11 at 101.00	AAA	2,948,935

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$2,445	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/19 – FGIC Insured	5/11 at 101.00	Aa3		$2,524,609
81,130	Total Transportation				37,503,982
	U.S. Guaranteed – 4.7% (4)

3,000	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2000B, 5.500%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 101.00	AA+	(4)	3,187,290

1,675	Charlotte, North Carolina, Certificates of Participation, Public Safety Facilities Project, Series 2000D, 5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AA+	(4)	1,736,037

3,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA		3,105,570

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AAA		525,569

995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	1/10 at 100.00	AAA		1,281,779

4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)	10/11 at 101.00	AA	(4)	4,380,600

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3	(4)	1,456,975

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
480	5.375%, 4/01/16 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	540,370
490	5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	551,627

2,555	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20 (Pre-refunded 6/01/11)	6/11 at 100.00	AA+	(4)	2,728,714
17,895	Total U.S. Guaranteed				19,494,531
	Utilities – 10.6%

1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35	3/19 at 100.00	AA–		1,026,000

2,000	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AAA		2,043,260

5,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999D, 6.750%, 1/01/26	1/10 at 101.00	A–		5,077,450

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C, 5.375%, 1/01/17	1/13 at 100.00	A–		2,127,420

5,600	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–		5,731,152

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
1,935	5.500%, 1/01/17 – FGIC Insured	1/10 at 100.00	Baa1		1,937,574
5,300	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Baa1		6,029,863
245	5.500%, 1/01/21	2/10 at 100.00	A–		245,213
10	5.500%, 1/01/21 – FSA Insured	No Opt. Call	AAA		10,036
170	6.000%, 1/01/22	No Opt. Call	A–		195,451
500	6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1		572,830
50	6.000%, 1/01/26	No Opt. Call	A–		57,155

50	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999A, 5.750%, 1/01/26	1/11 at 100.00	A–		50,732

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.000%, 1/01/23	1/18 at 100.00	A–		351,869

1,400	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A		1,423,464

8,790	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%, 1/01/20	1/10 at 101.00	A		8,923,958

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
$2,000	5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	A2	$2,192,920
20	5.250%, 1/01/19 – NPFG Insured	1/13 at 100.00	A	21,213

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20	1/18 at 100.00	A	2,203,120

	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,035	5.000%, 5/01/20 – SYNCORA GTY Insured	5/14 at 100.00	A	1,078,511
610	5.000%, 5/01/24 – SYNCORA GTY Insured	5/14 at 100.00	A	625,762

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1	1,607,280
41,555	Total Utilities			43,532,233
	Water and Sewer – 18.3%

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA	1,024,890

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 – FSA Insured	4/14 at 100.00	AAA	1,391,770

7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – FSA Insured	4/18 at 100.00	AAA	8,165,991

4,540	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA	4,719,375

2,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA	2,077,820

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA	3,079,476

1,075	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,130,481

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
1,690	5.000%, 6/01/25	6/15 at 100.00	AAA	1,812,474
610	5.000%, 6/01/26	6/15 at 100.00	AAA	652,133

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 – FSA Insured	5/17 at 100.00	AAA	5,935,280

1,980	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – FSA Insured	11/18 at 100.00	AAA	2,032,965

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – NPFG Insured	6/18 at 100.00	A	3,918,760

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
3,500	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AAA	3,764,915
1,500	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AAA	1,600,665

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A	534,307
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A	1,065,195

1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20	7/14 at 100.00	AA+	1,108,320

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21	3/15 at 100.00	AAA	2,550,544

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
11,995	5.000%, 3/01/31 (UB)	3/16 at 100.0	AAA	12,689,511
30	4.500%, 3/01/36	3/16 at 100.0	AAA	30,152
6,995	5.000%, 3/01/36 (UB)	3/16 at 100.0	AAA	7,278,018

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 – FSA Insured	6/13 at 100.00	AAA	$1,356,081

2,000	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Series 2009B, 5.000%, 7/01/38 (WI/DD, Settling 12/09/09)	7/20 at 100.00	AAA	2,096,300

5,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/34 – FSA Insured	6/15 at 100.00	AAA	5,079,250
71,745	Total Water and Sewer			75,094,673
$447,060	Total Investments (cost $402,269,024) – 100.2%			413,182,387
	Floating Rate Obligations – (3.1)%			(12,655,000)
	Other Assets Less Liabilities – 2.9%			11,773,873
	Net Assets – 100%			$412,301,260

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.3%

$1,245	South Fulton Industrial Development Board, Tennessee, Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%, 10/01/20 (Alternative Minimum Tax)	4/10 at 100.00	Ba1	$1,104,726
	Education and Civic Organizations – 3.0%

9,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39	10/19 at 100.00	AA	9,364,859

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	AA	1,600,380
10,500	Total Education and Civic Organizations			10,965,239
	Energy – 0.3%

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	999,500
	Health Care – 13.7%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	1/10 at 100.00	A3	3,031,328

500	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA	545,655

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Refunding Bonds, Erlanger Health System, Series 2004:
2,000	5.000%, 10/01/18 – FSA Insured	No Opt. Call	AAA	2,098,160
1,000	5.000%, 10/01/22 – FSA Insured	10/19 at 100.00	AAA	1,019,790

3,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	3,019,470

3,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.250%, 7/01/26	7/16 at 100.00	BBB+	2,993,280

	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
2,015	5.250%, 4/01/27	4/17 at 100.00	BBB+	1,961,200
4,000	5.250%, 4/01/36	4/17 at 100.00	BBB+	3,644,360

3,675	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	A1	3,839,420

1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Fort Sanders Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 – NPFG Insured	No Opt. Call	A	1,092,460

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006:
2,000	0.000%, 1/01/35	1/17 at 41.04	A–	385,100
3,980	0.000%, 1/01/36	1/17 at 38.98	A–	716,559
1,955	0.000%, 1/01/38	1/17 at 35.16	A–	307,619
5,000	0.000%, 1/01/39	1/17 at 33.38	A–	737,450
15,145	0.000%, 1/01/42	1/17 at 28.53	A–	1,806,344

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – FSA Insured	3/18 at 100.00	AAA	2,601,650

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Childrens Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	Aa2	7,524,675

1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Refunding Series 200A, 5.486%, 9/01/32	3/13 at 100.00	N/R	879,520

5,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	4,206,100

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
$2,000	5.000%, 9/01/15 – RAAI Insured	9/13 at 100.00	BBB+	$2,006,620
3,500	5.000%, 9/01/18 – RAAI Insured	9/13 at 100.00	BBB+	3,346,630

5,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/27	11/17 at 100.00	N/R	1,896,500
77,830	Total Health Care			49,659,890
	Housing/Multifamily – 3.5%

	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, GNMA Collateralized Housing Revenue Bonds, Rainbow Creek Apartments Project, Series 1999:
345	6.125%, 11/20/19 (Alternative Minimum Tax)	5/10 at 102.00	AAA	352,207
3,955	6.375%, 11/20/39 (Alternative Minimum Tax)	5/10 at 102.00	AAA	4,035,761

1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Aprtments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	AAA	1,510,170

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, FHA – Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
210	7.000%, 6/01/17	12/09 at 100.00	AAA	212,948
485	7.250%, 6/01/32	12/09 at 100.00	AAA	489,414

3,485	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Bonds, Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative Minimum Tax)	3/10 at 102.00	Aaa	3,510,998

2,720	Metropolitan Government of Nashville-Davidson County Industrial Development Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Valley Forge Apartments, Series 2000A, 6.375%, 1/20/31	1/10 at 102.00	Aaa	2,778,589
12,700	Total Housing/Multifamily			12,890,087
	Housing/Single Family – 3.8%

45	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/10 at 100.00	AAA	45,695

200	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-3, 5.850%, 7/01/17 (Alternative Minimum Tax)	1/10 at 100.00	AA+	208,418

1,775	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum Tax)	1/10 at 100.00	AA+	1,775,178

770	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum Tax)	1/10 at 100.00	AA+	770,801

4,355	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2002A, 5.400%, 7/01/32 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	4,365,278

715	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/13 at 100.00	AA+	728,749

1,175	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	1,185,563

4,750	Tennessee Housing Development Agency, Homeownership Program Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23 (Alternative Minimum Tax)	1/10 at 100.00	AA+	4,751,948
13,785	Total Housing/Single Family			13,831,630
	Materials – 0.5%

2,000	Bradley County, Tennessee, Industrial Development Board Revenue Bonds, Olin Corporation Project, Series 1993C, 6.625%, 11/01/17	4/12 at 103.00	Ba1	1,899,480
	Tax Obligation/General – 17.2%

	Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002:
2,250	5.000%, 3/01/17 – FGIC Insured	3/13 at 102.00	A+	2,426,153
1,000	5.000%, 3/01/19 – FGIC Insured	3/13 at 102.00	A+	1,064,570

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A:
$700	5.000%, 6/01/31	No Opt. Call	Aa2	$724,633
250	5.000%, 6/01/33	No Opt. Call	Aa2	255,310

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/25 – FSA Insured	4/17 at 100.00	Aa3	1,066,780
1,000	5.000%, 4/01/26 – FSA Insured	4/17 at 100.00	Aa3	1,061,020
1,000	5.000%, 4/01/27 – FSA Insured	4/17 at 100.00	Aa3	1,055,820
1,000	5.000%, 4/01/31 – FSA Insured	4/17 at 100.00	Aa3	1,030,890

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	Baa1	1,436,813

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA+	4,407,181

6,070	Knoxville, Tennessee, General Obligation Bonds, Series 2002A, 5.000%, 5/01/25	5/12 at 100.00	AA+	6,450,468

1,000	Marion County, Tennessee, General Obligation Rural School Bonds, Series 2001, 5.000%, 4/01/24 – AMBAC Insured	4/11 at 100.00	A3	1,039,470

4,655	Memphis, Tennessee, General Obligation Bonds, Series 2003, 5.000%, 5/01/20	5/11 at 101.00	AA	4,911,118

3,450	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15	6/14 at 100.00	AA	3,959,048

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19	2/15 at 100.00	AA	2,203,840

3,600	Metropolitan Nashville & Davidson Counties, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 1/01/11	No Opt. Call	AA	3,781,908

1,300	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 – FGIC Insured	5/14 at 102.00	Aa3	1,477,138

1,120	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 – NPFG Insured	No Opt. Call	Baa1	1,251,107

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	A1	1,134,040
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	A1	3,349,980
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	A1	2,976,207

1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 – NPFG Insured	5/14 at 100.00	A2	1,344,660

3,500	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AA+	4,002,530

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	N/R	1,772,997

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aa3	1,973,353

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aa3	2,131,868

1,000	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2002, 5.000%, 3/01/17	3/13 at 102.00	Aaa	1,126,520

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20	5/15 at 100.00	Aaa	1,323,480

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,688,048
56,765	Total Tax Obligation/General			62,426,950
	Tax Obligation/Limited – 1.8%

1,000	Chattanooga Industrial Development Board, Tennessee, Lease Rental Revenue Bonds, Series 2000, 5.500%, 10/01/19 – AMBAC Insured	10/10 at 100.00	AA–	1,018,590

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 – AMBAC Insured	6/13 at 100.00	A+		$1,870,532

4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 5.000%, 12/01/24 – AMBAC Insured	12/09 at 100.00	N/R		3,762,440
6,790	Total Tax Obligation/Limited				6,651,562
	Telecommunication Services – 0.7%

2,700	Fayetteville, Tennessee, Revenue Bonds, Broadband Telecommunications Network, Series 2000, 6.500%, 4/01/20	4/10 at 100.00	N/R		2,374,191
	Transportation – 3.4%

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D:
4,000	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A2		4,051,000
1,640	6.125%, 3/01/25 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A2		1,661,025

3,710	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/17 – FSA Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA		3,798,929

2,850	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B, 5.125%, 3/01/26 – FSA Insured	3/11 at 100.00	AAA		2,884,086
12,200	Total Transportation				12,395,040
	U.S. Guaranteed – 17.2% (4)

5,000	Chattanooga Industrial Development Board, Tennessee, Lease Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 100.00	AA–	(4)	5,223,250

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – MBIA Insured (ETM)	No Opt. Call	A	(4)	1,282,804

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,365	5.125%, 7/01/25 – MBIA Insured (ETM)	1/10 at 100.50	A	(4)	2,396,573
9,395	5.250%, 7/01/28 – NPFG Insured (ETM)	1/10 at 100.50	Aaa		9,509,336

7,795	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – MBIA Insured	7/23 at 100.00	A	(4)	7,899,063

4,000	Maury County Industrial Development Board, Tennessee, Solid Waste Disposal Revenue Bonds, Occidental Petroleum Company, Series 2000B, 6.300%, 8/01/18 (Pre-refunded 8/01/10) (Alternative Minimum Tax)	8/10 at 100.00	N/R	(4)	4,148,320

10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured	11/12 at 100.00	AA–	(4)	11,199,799

4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Adventist Health System/Sunbelt Obligated Group, Series 2000, 6.600%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 101.00	A2	(4)	4,280,840

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa		11,858,434

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		305,035

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
2,345	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	2,669,056
1,405	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	1,599,157
66,740	Total U.S. Guaranteed				62,371,667

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 17.5%

$5,000	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A, 5.000%, 9/01/33	3/18 at 100.00	AA	$5,146,100

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A2	997,620
3,000	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A2	2,908,530
2,650	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A2	2,477,618

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	A1	4,972,700

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – FSA Insured	No Opt. Call	Aa3	2,118,811

2,995	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 2/01/22 – FSA Insured	2/11 at 100.00	Aa3	3,108,391

1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 – FSA Insured	9/12 at 102.00	Aa3	1,223,992

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
2,000	5.000%, 12/01/14 – NPFG Insured	12/13 at 100.00	AA+	2,245,280
2,855	5.000%, 12/01/17 – NPFG Insured	12/13 at 100.00	AA+	3,090,595

7,800	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 1996A, 0.000%, 5/15/11 – NPFG Insured	No Opt. Call	Aa3	7,719,348

9,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26	5/11 at 100.00	AA+	9,149,580

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33	5/18 at 100.00	AA+	2,058,320

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/23 – FGIC Insured	7/15 at 100.00	A	5,031,250

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
2,700	5.250%, 9/01/18	No Opt. Call	BB+	2,682,963
3,000	5.250%, 9/01/22	No Opt. Call	BB+	2,858,160

4,181	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	3,841,628

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
300	5.000%, 2/01/23	No Opt. Call	A	285,513
100	5.000%, 2/01/24	No Opt. Call	A	94,551

1,800	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BBB–	1,678,392
63,311	Total Utilities			63,689,342
	Water and Sewer – 14.8%

645	Blountville Utility District of Sullivan County, Tennessee, Waterworks Revenue Bonds, Series 2009, 4.000%, 5/01/19	No Opt. Call	A	658,403

1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	A3	1,035,450

1,700	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2009, 5.000%, 12/01/29	12/19 at 100.00	AA+	1,807,287

5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 – AGC Insured	1/18 at 100.00	Aa3	5,235,000

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,551,083

1,840	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – NPFG Insured	9/15 at 100.00	Aa3	1,950,106

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2004:
$1,175	5.000%, 9/01/19 – NPFG Insured	9/14 at 100.00	Aa3	$1,260,376
1,225	5.000%, 9/01/20 – NPFG Insured	9/14 at 100.00	Aa3	1,305,470

10,610	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	10,899,334

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 – FSA Insured	2/18 at 100.00	Aa3	5,516,060

5,000	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.00	AA	5,412,900

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
1,295	5.000%, 2/01/20 – NPFG Insured	2/14 at 102.00	AAA	1,385,404
1,300	5.000%, 2/01/22 – NPFG Insured	2/14 at 100.00	AAA	1,374,282

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 – FSA Insured	2/16 at 100.00	AAA	2,017,820

4,240	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – FSA Insured	12/19 at 100.00	AAA	4,329,337

1,060	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.125%, 1/01/26 – FSA Insured	1/11 at 100.00	Aa3	1,076,123

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	A2	5,107,450

820	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14	3/10 at 100.00	Baa1	825,650
51,815	Total Water and Sewer			53,747,535
$379,381	Total Investments (cost $344,033,237) – 97.7%			355,006,839
	Other Assets Less Liabilities – 2.3%			8,321,215
	Net Assets – 100%			$363,328,054

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Nuveen Investments	37

Statement of Assets and Liabilities (Unaudited)

November 30, 2009

	Georgia	Louisiana	North Carolina	Tennessee
Assets
Investments, at value (cost $191,960,888, $87,320,699, $402,269,024 and $344,033,237, respectively)	$194,247,435	$85,976,533	$413,182,387	$355,006,839
Cash	1,802,533	2,449,220	8,250,966	4,544,470
Receivables:
Interest	3,358,232	1,143,187	6,415,495	4,508,284
Investments sold	—	2,375,963	—	—
Shares sold	316,777	75,319	587,726	357,695
Other assets	274	119	11,484	30,980
Total assets	199,725,251	92,020,341	428,448,058	364,448,268
Liabilities
Floating rate obligations	3,380,000	—	12,655,000	—
Payables:
Dividends	399,424	170,847	876,883	512,452
Investments purchased	—	—	2,074,740	—
Shares redeemed	279,183	75,740	209,882	229,661
Accrued expenses:
Management fees	85,867	40,587	176,813	156,669
12b-1 distribution and service fees	41,564	24,616	56,384	89,668
Other	58,793	33,212	97,096	131,764
Total liabilities	4,244,831	345,002	16,146,798	1,120,214
Net assets	$195,480,420	$91,675,339	$412,301,260	$363,328,054
Class A Shares
Net assets	$108,952,597	$68,123,887	$166,933,737	$286,900,793
Shares outstanding	10,363,039	6,577,102	16,178,947	25,656,520
Net asset value per share	$10.51	$10.36	$10.32	$11.18
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$10.97	$10.81	$10.77	$11.67
Class B Shares
Net assets	$3,725,060	$2,255,810	$5,323,928	$6,274,587
Shares outstanding	353,130	217,903	514,812	560,787
Net asset value and offering price per share	$10.55	$10.35	$10.34	$11.19
Class C Shares
Net assets	$33,142,436	$18,940,355	$40,336,033	$61,900,943
Shares outstanding	3,160,137	1,834,287	3,907,209	5,538,378
Net asset value and offering price per share	$10.49	$10.33	$10.32	$11.18
Class I Shares
Net assets	$49,660,327	$2,355,287	$199,707,562	$8,251,731
Shares outstanding	4,735,926	226,715	19,288,770	738,508
Net asset value and offering price per share	$10.49	$10.39	$10.35	$11.17
Net Assets Consist of:
Capital paid-in	$201,183,194	$95,188,267	$410,145,422	$352,948,516
Undistributed (Over-distribution of) net investment income	47,030	163,871	29,397	214,851
Accumulated net realized gain (loss) from investments and derivative transactions	(8,036,351)	(2,332,633)	(8,786,922)	(808,915)
Net unrealized appreciation (depreciation) of investments	2,286,547	(1,344,166)	10,913,363	10,973,602
Net assets	$195,480,420	$91,675,339	$412,301,260	$363,328,054

See accompanying notes to financial statements.

38	Nuveen Investments

Statement of Operations (Unaudited)

Six Months Ended November 30, 2009

	Georgia	Louisiana	North Carolina	Tennessee
Investment Income	$4,854,214	$2,374,140	$9,567,503	$8,824,729
Expenses
Management fees	517,582	238,254	1,037,616	937,588
12b-1 service fees – Class A	107,660	67,059	161,465	283,297
12b-1 distribution and service fees – Class B	20,097	11,711	29,733	32,880
12b-1 distribution and service fees – Class C	121,685	64,157	148,088	215,473
Shareholders’ servicing agent fees and expenses	41,027	21,371	62,892	75,733
Interest expense on floating rate obligations	11,685	—	34,227	—
Custodian’s fees and expenses	20,034	9,937	36,630	34,248
Trustees’ fees and expenses	2,060	953	3,973	3,633
Professional fees	7,997	5,707	10,791	10,896
Shareholders’ reports – printing and mailing expenses	15,614	9,401	21,483	26,707
Federal and state registration fees	3,245	2,658	4,891	5,613
Other expenses	3,362	1,464	6,347	5,638
Total expenses before custodian fee credit	872,048	432,672	1,558,136	1,631,706
Custodian fee credit	(32)	(98)	(116)	(47)
Net expenses	872,016	432,574	1,558,020	1,631,659
Net investment income	3,982,198	1,941,566	8,009,483	7,193,070
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(338,652)	(526,940)	(732,604)	426,644
Change in net unrealized appreciation (depreciation) of investments	4,836,633	3,949,492	11,868,616	8,248,720
Net realized and unrealized gain (loss)	4,497,981	3,422,552	11,136,012	8,675,364
Net increase (decrease) in net assets from operations	$8,480,179	$5,364,118	$19,145,495	$15,868,434

See accompanying notes to financial statements.

Nuveen Investments	39

Statement of Changes in Net Assets (Unaudited)

	Georgia		Louisiana
	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09
Operations
Net investment income	$3,982,198	$8,748,209	$1,941,566	$3,903,533
Net realized gain (loss) from:
Investments	(338,652)	(7,574,555)	(526,940)	(1,806,098)
Futures	—	263,352	—	—
Swaps	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	4,836,633	(2,789,591)	3,949,492	(5,303,052)
Futures	—	—	—	—
Swaps	—	—	—	—
Net increase (decrease) in net assets from operations	8,480,179	(1,352,585)	5,364,118	(3,205,617)
Distributions to Shareholders
From net investment income:
Class A	(2,260,489)	(4,433,087)	(1,534,334)	(3,035,565)
Class B	(73,043)	(189,324)	(47,006)	(159,112)
Class C	(601,183)	(1,016,798)	(352,387)	(549,405)
Class I	(1,056,601)	(2,722,518)	(28,210)	(9,843)
From accumulated net realized gains:
Class A	—	—	—	(193,144)
Class B	—	—	—	(12,189)
Class C	—	—	—	(37,996)
Class I	—	—	—	(203)
Decrease in net assets from distributions to shareholders	(3,991,316)	(8,361,727)	(1,961,937)	(3,997,457)
Fund Share Transactions
Proceeds from sale of shares	17,686,872	29,105,358	9,799,989	12,548,845
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,534,231	2,715,648	937,614	1,784,767
	19,221,103	31,821,006	10,737,603	14,333,612
Cost of shares redeemed	(17,957,363)	(60,351,166)	(6,051,296)	(11,764,716)
Net increase (decrease) in net assets from Fund share transactions	1,263,740	(28,530,160)	4,686,307	2,568,896
Net increase (decrease) in net assets	5,752,603	(38,244,472)	8,088,488	(4,634,178)
Net assets at the beginning of period	189,727,817	227,972,289	83,586,851	88,221,029
Net assets at the end of period	$195,480,420	$189,727,817	$91,675,339	$83,586,851
Undistributed (Over-distribution of) net investment income at the end of period	$47,030	$56,148	$163,871	$184,242

40	Nuveen Investments

	North Carolina		Tennessee
	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09
Operations
Net investment income	$8,009,483	$15,593,189	$7,193,070	$13,761,048
Net realized gain (loss) from:
Investments	(732,604)	(5,917,124)	426,644	(1,370,775)
Futures	—	—	—	960,696
Swaps	—	—	—	317,111
Change in net unrealized appreciation (depreciation) of:
Investments	11,868,616	(4,289,050)	8,248,720	(4,456,273)
Futures	—	—	—	18,696
Swaps	—	—	—	(203,212)
Net increase (decrease) in net assets from operations	19,145,495	5,387,015	15,868,434	9,027,291
Distributions to Shareholders
From net investment income:
Class A	(3,188,754)	(6,047,697)	(5,744,635)	(11,221,176)
Class B	(99,480)	(290,368)	(115,443)	(291,185)
Class C	(671,931)	(1,231,981)	(1,020,307)	(1,848,811)
Class I	(3,814,096)	(7,604,280)	(111,566)	(176,291)
From accumulated net realized gains:
Class A	—	—	—	(1,679,999)
Class B	—	—	—	(53,293)
Class C	—	—	—	(314,769)
Class I	—	—	—	(23,960)
Decrease in net assets from distributions to shareholders	(7,774,261)	(15,174,326)	(6,991,951)	(15,609,484)
Fund Share Transactions
Proceeds from sale of shares	64,463,153	134,045,984	36,764,452	47,722,390
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,612,436	4,369,785	3,881,901	8,520,614
	67,075,589	138,415,769	40,646,353	56,243,004
Cost of shares redeemed	(37,030,347)	(144,002,588)	(29,672,889)	(40,715,837)
Net increase (decrease) in net assets from Fund share transactions	30,045,242	(5,586,819)	10,973,464	15,527,167
Net increase (decrease) in net assets	41,416,476	(15,374,130)	19,849,947	8,944,974
Net assets at the beginning of period	370,884,784	386,258,914	343,478,107	334,533,133
Net assets at the end of period	$412,301,260	$370,884,784	$363,328,054	$343,478,107
Undistributed (Over-distribution of) net investment income at the end of period	$29,397	$(205,825)	$214,851	$13,732

See accompanying notes to financial statements.

Nuveen Investments	41

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”), Nuveen North Carolina Municipal Bond Fund (“North Carolina”) and Nuveen Tennessee Municipal Bond Fund (“Tennessee”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide as high a level of current interest income exempt from regular federal, state, and in some cases, local income taxes as is consistent with preservation of capital through investing primarily in portfolios of quality municipal bonds. The Funds may also invest up to 20% of their net assets, at time of purchase, in below-investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds. Each Fund may invest up to 15% of its assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (”Nuveen”), uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (the “Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund’s Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2009, North Carolina had outstanding when-issued/delayed delivery purchase commitments of $2,074,740. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

42	Nuveen Investments

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares were sold without an up-front sales charge but incur a ..75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended November 30, 2009, Georgia and North Carolina invested in externally-deposited inverse floaters and/or self-deposited inverse floaters. Louisiana and Tennessee did not invest in any such instruments during the six months ended November 30, 2009.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At November 30, 2009, the Funds were not invested in externally-deposited Recourse Trusts.

	Georgia	Louisiana	North Carolina	Tennessee
Maximum exposure to Recourse Trusts	$—	$—	$—	$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2009, were as follows:

	Georgia	North Carolina
Average floating rate obligations outstanding	$3,380,000	$12,655,000
Average annual interest rate and fees	0.69%	0.54%

Nuveen Investments	43

Notes to Financial Statements (Unaudited) (continued)

Swap Contracts

Each Fund is authorized to enter into swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as “Change in net unrealized appreciation (depreciation) of swaps.”

The Funds may terminate a forward interest rate swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward interest rate swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as a component of “Net realized gain (loss) from swaps.” Each Fund intends, but is not obligated, to terminate its forward interest rate swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. The Funds did not invest in forward interest rate swap transactions during the six months ended November 30, 2009.

Each Fund is subject to credit risk in the normal course of pursuing its investment objectives. A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. As a purchaser of a credit default swap contract, the Fund pays to the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain. Payments received or made at the beginning of the measurement period are reflected as “Credit default swap premiums paid and/or received” on the Statement of Assets and Liabilities. As a seller of a credit default swap contract, the Fund generally receives from the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily and recognized as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either receive that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty, or pay a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received and the notional amount paid is recorded as a realized loss. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as a component of “Net realized gain (loss) from swaps.” The maximum potential amount of future payments the Fund could incur as a seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity. The Funds did not invest in credit default swap transactions during the six months ended November 30, 2009.

Futures Contracts

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Deposits with brokers for open futures contracts” on the Statement of Assets and Liabilities. Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract and is recognized as “Change in net unrealized

44	Nuveen Investments

appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices. The Funds did not invest in futures contracts during the six months ended November 30, 2009.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearing house, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	45

Notes to Financial Statements (Unaudited) (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of November 30, 2009:

Georgia	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$194,247,435	$—	$194,247,435

Louisiana	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$85,976,533	$—	$85,976,533

North Carolina	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$413,182,387	$—	$413,182,387

Tennessee	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$355,006,839	$—	$355,006,839

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2009.

4. Fund Shares

Transactions in Fund shares were as follows:

	Georgia
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	695,954	$7,271,394	999,977	$10,060,454
Class A – automatic conversion of Class B Shares	22,541	232,852	77,757	777,848
Class B	2,387	25,186	6,078	62,269
Class C	379,732	3,933,152	576,615	5,711,949
Class I	597,109	6,224,288	1,240,569	12,492,838
Shares issued to shareholders due to reinvestment of distributions:
Class A	112,368	1,172,057	206,145	2,061,843
Class B	3,971	41,525	9,468	95,027
Class C	26,659	277,641	42,023	419,231
Class I	4,143	43,008	14,006	139,547
	1,844,864	19,221,103	3,172,638	31,821,006
Shares redeemed:
Class A	(690,026)	(7,218,796)	(1,872,325)	(18,560,878)
Class B	(73,876)	(779,267)	(128,478)	(1,283,420)
Class B – automatic conversion to Class A Shares	(22,455)	(232,852)	(77,480)	(777,848)
Class C	(208,193)	(2,183,747)	(320,761)	(3,183,587)
Class I	(736,227)	(7,542,701)	(3,690,170)	(36,545,433)
	(1,730,777)	(17,957,363)	(6,089,214)	(60,351,166)
Net increase (decrease)	114,087	$1,263,740	(2,916,576)	$(28,530,160)

46	Nuveen Investments

	Louisiana
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	419,056	$4,287,550	630,825	$6,298,444
Class A – automatic conversion of Class B Shares	1,962	19,424	41,437	399,411
Class B	401	4,082	1,790	17,696
Class C	386,949	3,914,731	518,490	5,059,784
Class I	152,109	1,574,202	80,984	773,510
Shares issued to shareholders due to reinvestment of distributions:
Class A	75,016	766,819	151,068	1,485,375
Class B	2,381	24,267	7,722	75,997
Class C	12,451	126,989	22,468	220,178
Class I	1,898	19,539	326	3,217
	1,052,223	10,737,603	1,455,110	14,333,612
Shares redeemed:
Class A	(418,453)	(4,274,952)	(759,838)	(7,422,640)
Class B	(92,191)	(926,676)	(152,253)	(1,487,759)
Class B – automatic conversion to Class A Shares	(1,962)	(19,424)	(41,443)	(399,411)
Class C	(68,662)	(696,483)	(247,366)	(2,415,310)
Class I	(13,136)	(133,761)	(3,979)	(39,596)
	(594,404)	(6,051,296)	(1,204,879)	(11,764,716)
Net increase (decrease)	457,819	$4,686,307	250,231	$2,568,896

	North Carolina
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,964,009	$19,958,595	3,517,096	$33,975,795
Class A – automatic conversion of Class B Shares	64,304	645,391	120,380	1,179,634
Class B	464	4,750	14,135	129,642
Class C	428,514	4,369,737	1,053,210	10,230,313
Class I	3,850,919	39,484,680	9,024,906	88,530,600
Shares issued to shareholders due to reinvestment of distributions:
Class A	193,034	1,974,164	345,339	3,358,959
Class B	4,598	47,076	11,749	114,455
Class C	37,433	382,650	64,319	625,795
Class I	20,307	208,546	27,704	270,576
	6,563,582	67,075,589	14,178,838	138,415,769
Shares redeemed:
Class A	(1,176,245)	(11,973,064)	(5,085,650)	(48,769,763)
Class B	(159,380)	(1,637,554)	(196,346)	(1,917,441)
Class B – automatic conversion to Class A Shares	(64,176)	(645,391)	(120,074)	(1,179,634)
Class C	(344,507)	(3,552,660)	(667,313)	(6,427,020)
Class I	(1,886,210)	(19,221,678)	(8,910,394)	(85,708,730)
	(3,630,518)	(37,030,347)	(14,979,777)	(144,002,588)
Net increase (decrease)	2,933,064	$30,045,242	(800,939)	$(5,586,819)

Nuveen Investments	47

Notes to Financial Statements (Unaudited) (continued)

	Tennessee
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,961,605	$21,695,038	3,169,326	$34,097,832
Class A – automatic conversion of Class B Shares	64,630	709,738	98,094	1,028,546
Class B	4,515	49,444	8,155	89,583
Class C	899,305	9,952,187	1,026,708	11,001,544
Class I	391,858	4,358,045	142,460	1,504,885
Shares issued to shareholders due to reinvestment of distributions:
Class A	295,916	3,277,393	688,677	7,256,170
Class B	6,545	72,532	18,070	190,461
Class C	43,273	479,275	91,051	958,202
Class I	4,759	52,701	10,988	115,781
	3,672,406	40,646,353	5,253,529	56,243,004
Shares redeemed:
Class A	(2,087,244)	(23,167,762)	(2,790,922)	(29,475,756)
Class B	(67,642)	(754,936)	(189,396)	(2,048,936)
Class B – automatic conversion to Class A Shares	(64,589)	(709,738)	(98,000)	(1,028,546)
Class C	(344,225)	(3,798,473)	(756,676)	(7,988,406)
Class I	(112,987)	(1,241,980)	(16,588)	(174,193)
	(2,676,687)	(29,672,889)	(3,851,582)	(40,715,837)
Net increase (decrease)	995,719	$10,973,464	1,401,947	$15,527,167

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2009, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Purchases	$4,138,784	$7,426,851	$31,045,366	$11,393,311
Sales and maturities	3,657,298	6,042,800	9,808,158	5,486,750

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2009, the cost of investments was as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Cost of investments	$188,552,343	$87,306,191	$389,573,629	$344,244,010

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Gross unrealized:
Appreciation	$6,789,140	$1,432,924	$14,589,249	$17,752,967
Depreciation	(4,474,532)	(2,762,582)	(3,634,798)	(6,990,138)
Net unrealized appreciation (depreciation) of investments	$2,314,608	$(1,329,658)	$10,954,451	$10,762,829

48	Nuveen Investments

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2009, the Funds’ last tax year end, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Undistributed net tax-exempt income*	$712,385	$486,153	$1,010,641	$1,039,275
Undistributed net ordinary income**	161	—	—	—
Undistributed net long-term capital gains	—	—	—	—
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 11, 2009, paid on June 1, 2009.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2009, was designated for purposes of the dividends paid deduction as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Distributions from net tax-exempt income	$8,437,658	$3,736,023	$15,197,501	$13,419,888
Distributions from net ordinary income**	—	—	—	881,537
Distributions from net long-term capital gains	—	243,971	—	1,254,958
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2009, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Georgia	Louisiana	North Carolina
Expiration:
May 31, 2016	$326,202	$—	$2,106,274
May 31, 2017	3,757,974	5,092	1,649,881
Total	$4,084,176	$5,092	$3,756,155

The Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through May 31, 2009, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Georgia	Louisiana	North Carolina	Tennessee
Post-October capital losses	$3,613,545	$1,800,601	$4,298,162	$831,067

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets (1)	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of November 30, 2009, the complex-level fee rate was .1896%.

Nuveen Investments	49

Notes to Financial Statements (Unaudited) (continued)

The complex-level fee schedule is as follows:

Complex-Level Net Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets include assets managed by the Adviser that are attributable to each fund’s use of financial leverage. For these purposes, financial leverage includes the funds use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2009, Nuveen Investments, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Sales charges collected	$81,429	$64,562	$197,048	$320,366
Paid to financial intermediaries	74,381	57,801	173,586	280,517

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2009, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Commission advances	$66,577	$55,127	$86,639	$162,654

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2009, the Distributor retained such 12b-1 fees as follows:

	Georgia	Louisiana	North Carolina	Tennessee
12b-1 fees retained	$42,971	$32,160	$53,747	$70,256

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2009, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
CDSC retained	$6,731	$793	$6,083	$4,107

50	Nuveen Investments

8. New Accounting Standards

Accounting for Transfers of Financial Assets

During June 2009, the FASB issued changes to the authoritative guidance under GAAP on accounting for transfers of financial assets. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and transferor’s continuing involvement, if any, in transferred financial assets.

This guidance is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date of this guidance. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

9. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 28, 2009, to shareholders of record on December 23, 2009, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Dividend per share:
Class A	$.0365	$.0390	$.0335	$.0375
Class B	.0305	.0325	.0275	.0310
Class C	.0320	.0345	.0290	.0325
Class I	.0385	.0410	.0355	.0395

Evaluation Date

In May 2009, the FASB issued changes to authoritative guidance under GAAP for subsequent events. This guidance requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. This guidance is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This guidance requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued. This guidance is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through January 27, 2010, which is the date the financial statements were issued.

Nuveen Investments	51

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

GEORGIA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (3/86)
2010(d)	$10.27	$.22	$.24	$.46	$(.22)	$—	$(.22)	$10.51	4.51%
2009	10.66	.44	(.40)	.04	(.43)	—	(.43)	10.27	.53
2008	10.96	.43	(.29)	.14	(.43)	(.01)	(.44)	10.66	1.35
2007	10.96	.44	— **	.44	(.44)	—	(.44)	10.96	4.02
2006	11.31	.45	(.30)	.15	(.46)	(.04)	(.50)	10.96	1.32
2005	10.84	.47	.48	.95	(.48)	—	(.48)	11.31	8.92
Class B (2/97)
2010(d)	10.30	.18	.25	.43	(.18)	—	(.18)	10.55	4.23
2009	10.69	.37	(.41)	(.04)	(.35)	—	(.35)	10.30	(.40)
2008	10.98	.35	(.28)	.07	(.35)	(.01)	(.36)	10.69	.89
2007	10.99	.36	(.01)	.35	(.36)	—	(.36)	10.98	3.20
2006	11.34	.37	(.30)	.07	(.38)	(.04)	(.42)	10.99	.56
2005	10.86	.39	.49	.88	(.40)	—	(.40)	11.34	8.19
Class C (1/94)
2010(d)	10.24	.19	.25	.44	(.19)	—	(.19)	10.49	4.35
2009	10.63	.39	(.41)	(.02)	(.37)	—	(.37)	10.24	(.04)
2008	10.93	.37	(.29)	.08	(.37)	(.01)	(.38)	10.63	.79
2007	10.94	.38	(.01)	.37	(.38)	—	(.38)	10.93	3.38
2006	11.28	.39	(.29)	.10	(.40)	(.04)	(.44)	10.94	.87
2005	10.81	.41	.48	.89	(.42)	—	(.42)	11.28	8.36
Class I (2/97)(e)
2010(d)	10.24	.23	.25	.48	(.23)	—	(.23)	10.49	4.74
2009	10.63	.46	(.40)	.06	(.45)	—	(.45)	10.24	.77
2008	10.93	.45	(.28)	.17	(.46)	(.01)	(.47)	10.63	1.58
2007	10.94	.46	(.01)	.45	(.46)	—	(.46)	10.93	4.16
2006	11.29	.48	(.31)	.17	(.48)	(.04)	(.52)	10.94	1.54
2005	10.81	.49	.49	.98	(.50)	—	(.50)	11.29	9.24

52	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets
Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$108,953.85		%*	.84	%*	4.21	%*	2%
104,963.86			.83		4.40		13
115,211.82			.82		3.97		22
122,299.82			.82		3.97		6
116,580.85			.85		4.08		9
115,351.86			.86		4.23		10

3,725	1.60	*	1.59	*	3.46	*	2
4,565	1.61		1.58		3.65		13
6,774	1.57		1.57		3.22		22
9,346	1.58		1.58		3.23		6
13,638	1.60		1.60		3.33		9
16,776	1.61		1.61		3.48		10

33,142	1.40	*	1.39	*	3.66	*	2
30,338	1.41		1.38		3.86		13
28,319	1.38		1.38		3.41		22
28,110	1.37		1.37		3.42		6
28,835	1.40		1.40		3.53		9
27,257	1.41		1.41		3.68		10

49,660.65		*	.64	*	4.41	*	2
49,861.66			.63		4.60		13
77,668.63			.63		4.16		22
59,404.62			.62		4.15		6
13,942.66			.66		4.26		9
3,491.66			.66		4.42		10

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(d)	For the six months ended November 30, 2009.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	53

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

LOUISIANA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/89)
2010(d)	$9.96	$.23	$.40	$.63	$(.23)	$—	$(.23)	$10.36	6.42%
2009	10.83	.48	(.85)	(.37)	(.47)	(.03)	(.50)	9.96	(3.30)
2008	11.20	.48	(.34)	.14	(.46)	(.05)	(.51)	10.83	1.24
2007	11.05	.47	.17	.64	(.46)	(.03)	(.49)	11.20	5.91
2006	11.52	.47	(.39)	.08	(.47)	(.08)	(.55)	11.05	.71
2005	11.11	.49	.41	.90	(.49)	—	(.49)	11.52	8.28
Class B (2/97)
2010(d)	9.95	.19	.41	.60	(.20)	—	(.20)	10.35	6.05
2009	10.83	.41	(.87)	(.46)	(.39)	(.03)	(.42)	9.95	(4.13)
2008	11.19	.39	(.33)	.06	(.37)	(.05)	(.42)	10.83	.57
2007	11.04	.38	.18	.56	(.38)	(.03)	(.41)	11.19	5.13
2006	11.51	.38	(.38)	—	(.39)	(.08)	(.47)	11.04	(.04)
2005	11.10	.41	.41	.82	(.41)	—	(.41)	11.51	7.49
Class C (2/94)
2010(d)	9.93	.20	.41	.61	(.21)	—	(.21)	10.33	6.16
2009	10.80	.43	(.86)	(.43)	(.41)	(.03)	(.44)	9.93	(3.83)
2008	11.17	.41	(.33)	.08	(.40)	(.05)	(.45)	10.80	.70
2007	11.02	.40	.18	.58	(.40)	(.03)	(.43)	11.17	5.37
2006	11.49	.41	(.39)	.02	(.41)	(.08)	(.49)	11.02	.17
2005	11.08	.43	.41	.84	(.43)	—	(.43)	11.49	7.73
Class I (2/97)(e)
2010(d)	9.99	.25	.40	.65	(.25)	—	(.25)	10.39	6.52
2009	10.86	.49	(.84)	(.35)	(.49)	(.03)	(.52)	9.99	(3.09)
2008	11.23	.50	(.34)	.16	(.48)	(.05)	(.53)	10.86	1.46
2007	11.11	.49	.15	.64	(.49)	(.03)	(.52)	11.23	5.83
2006	11.58	.47	(.37)	.10	(.49)	(.08)	(.57)	11.11	.92
2005	11.16	.51	.43	.94	(.52)	—	(.52)	11.58	8.56

54	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets
Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$68,124.86		%*	.86	%*	4.55	%*	7%
64,722.95			.87		4.86		5
69,716	1.05		.87		4.31		17
71,453.97			.86		4.14		10
66,041.88			.88		4.17		5
87,348.86			.86		4.31		22

2,256	1.61	*	1.61	*	3.82	*	7
3,079	1.69		1.61		4.10		5
5,342	1.79		1.61		3.55		17
7,777	1.73		1.62		3.39		10
12,393	1.63		1.63		3.43		5
17,053	1.61		1.61		3.56		22

18,940	1.41	*	1.41	*	4.00	*	7
14,929	1.50		1.42		4.30		5
13,071	1.60		1.42		3.76		17
13,066	1.52		1.41		3.59		10
11,842	1.43		1.43		3.63		5
13,985	1.41		1.41		3.76		22

2,355.67		*	.67	*	4.76	*	7
857.78			.70		4.93		5
92.85			.67		4.52		17
93.77			.66		4.24		10
98.67			.67		4.35		5
309.66			.66		4.50		22

*	Annualized
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(d)	For the six months ended November 30, 2009.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	55

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NORTH CAROLINA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains		Total	Ending Net Asset Value	Total Return(b)
Class A (3/86)
2010(d)	$10.02	$.21	$.29	$.50	$(.20)	$—		$(.20)	$10.32	5.04%
2009	10.21	.41	(.20)	.21	(.40)	—		(.40)	10.02	2.27
2008	10.41	.40	(.19)	.21	(.41)	—	**	(.41)	10.21	2.14
2007	10.40	.41	.01	.42	(.41)	—		(.41)	10.41	4.11
2006	10.72	.42	(.26)	.16	(.42)	(.06)		(.48)	10.40	1.57
2005	10.37	.44	.36	.80	(.45)	—		(.45)	10.72	7.83
Class B (2/97)
2010(d)	10.04	.17	.30	.47	(.17)	—		(.17)	10.34	4.66
2009	10.24	.34	(.21)	.13	(.33)	—		(.33)	10.04	1.39
2008	10.43	.33	(.19)	.14	(.33)	—	**	(.33)	10.24	1.46
2007	10.42	.33	.02	.35	(.34)	—		(.34)	10.43	3.34
2006	10.73	.34	(.25)	.09	(.34)	(.06)		(.40)	10.42	.88
2005	10.38	.36	.36	.72	(.37)	—		(.37)	10.73	7.00
Class C (10/93)
2010(d)	10.03	.18	.28	.46	(.17)	—		(.17)	10.32	4.66
2009	10.22	.36	(.20)	.16	(.35)	—		(.35)	10.03	1.71
2008	10.41	.35	(.19)	.16	(.35)	—	**	(.35)	10.22	1.64
2007	10.40	.35	.01	.36	(.35)	—		(.35)	10.41	3.52
2006	10.71	.37	(.26)	.11	(.36)	(.06)		(.42)	10.40	1.09
2005	10.36	.38	.36	.74	(.39)	—		(.39)	10.71	7.23
Class I (2/97)(e)
2010(d)	10.05	.22	.29	.51	(.21)	—		(.21)	10.35	5.12
2009	10.25	.43	(.21)	.22	(.42)	—		(.42)	10.05	2.36
2008	10.43	.42	(.17)	.25	(.43)	—	**	(.43)	10.25	2.51
2007	10.42	.43	.01	.44	(.43)	—		(.43)	10.43	4.28
2006	10.74	.45	(.27)	.18	(.44)	(.06)		(.50)	10.42	1.74
2005	10.38	.46	.37	.83	(.47)	—		(.47)	10.74	8.11

56	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets
Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$166,934.83		%*	.81	%*	4.07	%*	2%
151,627.87			.81		4.20		17
165,855.91			.80		3.90		14
186,198.93			.82		3.86		6
174,009.85			.85		3.98		15
174,515.85			.85		4.17		18

5,324	1.58	*	1.56	*	3.33	*	2
7,365	1.62		1.56		3.45		17
10,482	1.66		1.55		3.15		14
13,917	1.68		1.57		3.12		6
18,506	1.60		1.60		3.23		15
21,146	1.60		1.60		3.42		18

40,336	1.38	*	1.36	*	3.52	*	2
37,953	1.42		1.36		3.66		17
34,090	1.46		1.35		3.35		14
30,869	1.48		1.37		3.31		6
30,493	1.40		1.40		3.43		15
27,698	1.40		1.40		3.62		18

199,708.63		*	.61	*	4.27	*	2
173,940.67			.61		4.40		17
175,832.71			.60		4.10		14
96,501.72			.61		4.05		6
13,611.65			.65		4.16		15
3,191.65			.65		4.36		18

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(d)	For the six months ended November 30, 2009.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	57

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

TENNESSEE
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (11/87)
2010(d)	$10.91	$.23	$.27	$.50	$(.23)	$—	$(.23)	$11.18	4.58%
2009	11.12	.46	(.15)	.31	(.45)	(.07)	(.52)	10.91	3.06
2008	11.27	.45	(.09)	.36	(.45)	(.06)	(.51)	11.12	3.32
2007	11.25	.46	.01	.47	(.45)	—	(.45)	11.27	4.22
2006	11.53	.46	(.26)	.20	(.46)	(.02)	(.48)	11.25	1.78
2005	11.15	.48	.41	.89	(.49)	(.02)	(.51)	11.53	8.18
Class B (2/97)
2010(d)	10.91	.19	.28	.47	(.19)	—	(.19)	11.19	4.30
2009	11.13	.38	(.16)	.22	(.37)	(.07)	(.44)	10.91	2.21
2008	11.28	.37	(.09)	.28	(.37)	(.06)	(.43)	11.13	2.55
2007	11.26	.37	.02	.39	(.37)	—	(.37)	11.28	3.45
2006	11.54	.38	(.27)	.11	(.37)	(.02)	(.39)	11.26	1.04
2005	11.16	.40	.41	.81	(.41)	(.02)	(.43)	11.54	7.38
Class C (10/93)
2010(d)	10.90	.20	.28	.48	(.20)	—	(.20)	11.18	4.39
2009	11.11	.40	(.15)	.25	(.39)	(.07)	(.46)	10.90	2.49
2008	11.26	.39	(.09)	.30	(.39)	(.06)	(.45)	11.11	2.77
2007	11.25	.40	— **	.40	(.39)	—	(.39)	11.26	3.58
2006	11.53	.40	(.26)	.14	(.40)	(.02)	(.42)	11.25	1.25
2005	11.15	.42	.41	.83	(.43)	(.02)	(.45)	11.53	7.61
Class I (2/97)(e)
2010(d)	10.90	.24	.27	.51	(.24)	—	(.24)	11.17	4.69
2009	11.11	.48	(.14)	.34	(.48)	(.07)	(.55)	10.90	3.29
2008	11.27	.47	(.09)	.38	(.48)	(.06)	(.54)	11.11	3.45
2007	11.25	.48	.01	.49	(.47)	—	(.47)	11.27	4.44
2006	11.53	.49	(.27)	.22	(.48)	(.02)	(.50)	11.25	2.00
2005	11.15	.51	.41	.92	(.52)	(.02)	(.54)	11.53	8.39

58	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets
Ending Net Assets (000)	Expenses Including Interest(c)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$286,901.82		%*	.82	%*	4.18	%*	2%
277,228.83			.83		4.30		9
269,628.88			.83		4.02		24
266,017.85			.82		4.03		10
269,761.83			.83		4.07		10
276,606.83			.83		4.24		9

6,275	1.57	*	1.57	*	3.44	*	2
7,443	1.57		1.57		3.54		9
10,494	1.63		1.58		3.27		24
13,067	1.60		1.57		3.28		10
18,026	1.58		1.58		3.32		10
20,966	1.58		1.58		3.50		9

61,901	1.37	*	1.37	*	3.63	*	2
53,849	1.38		1.38		3.74		9
50,877	1.43		1.38		3.47		24
49,208	1.40		1.37		3.48		10
47,518	1.38		1.38		3.52		10
44,782	1.38		1.38		3.69		9

8,252.63		*	.63	*	4.37	*	2
4,958.63			.63		4.50		9
3,534.68			.63		4.22		24
2,984.65			.62		4.23		10
2,519.63			.63		4.27		10
2,395.63			.63		4.44		9

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(d)	For the six months ended November 30, 2009.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	59

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed”, with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

60	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	61

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions

for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $141 billion of assets on September 30, 2009.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at www.nuveen.com/mf

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-MS5-1109P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date February 5, 2010

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date February 5, 2010